Commitments and contingencies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of reserve shares of common stock for consulting services	150,000
Share issued price per shares	$ 0.0001	$ 0.09
Common shares reserved for future Issuance	250,000
Supplier [Member] | March 1, 2020 [Member]
Payments of legal settlement		$ 6,037
Supplier [Member] | June 1, 2020 [Member]
Payments of legal settlement		$ 24,148
Third Party [Member]
Number of reserve shares of common stock for consulting services		100,000
Share issued price per shares		$ 0.0001